Average Annual Total Returns - Calvert Floating-Rate Advantage Fund	Morningstar® LSTA® Leveraged Loan Index One Year	Morningstar® LSTA® Leveraged Loan Index Five Years	Morningstar® LSTA® Leveraged Loan Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund
Total	(0.77%)	3.27%	3.30%	(6.67%)	0.95%	0.96%	Oct. 10, 2017	(8.66%)	(0.85%)	(0.80%)	(3.95%)	(0.17%)	(0.14%)	(3.30%)	1.84%	1.83%	(3.20%)	1.85%	1.82%